INVESTMENT REAL ESTATE AND REAL ESTATE PARTNERSHIPS	6 Months Ended
Jun. 30, 2025
Real Estate [Abstract]
INVESTMENT REAL ESTATE AND REAL ESTATE PARTNERSHIPS	INVESTMENT REAL ESTATE AND REAL ESTATE PARTNERSHIPS
The carrying amounts of investment real estate, net of accumulated depreciation, and real estate partnerships by property-type are as follows:

AS OF JUN. 30, 2025 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Investment real estate(1)		Real estate partnerships
	Amount	Percentage	Amount	Percentage
Hotel	$135	5%	$97	2%
Industrial	58	2%	77	2%
Land	492	19%	37	1%
Office	305	12%	1,924	45%
Retail	211	8%	1,497	36%
Apartments	46	2%	411	10%
Single family residential	1,330	51%	—	—%
Other	16	1%	162	4%
Total	$2,593	100%	$4,205	100%

AS OF DEC. 31, 2024 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Investment real estate(1)		Real estate partnerships
	Amount	Percentage	Amount	Percentage
Hotel	$135	6%	$108	3%
Industrial	14	1%	83	2%
Land	288	11%	35	1%
Office	338	14%	2,090	61%
Retail	186	8%	705	21%
Apartments	47	2%	267	8%
Single family residential	1,343	57%	—	—%
Other	15	1%	150	4%
Total	$2,366	100%	$3,438	100%
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(1)Investment real estate for single family residential property is fair valued as a result of consolidation of investment company VIE in accordance with ASC 946.
As of June 30, 2025, $13 million of real estate investments met the criteria as held-for-sale (December 31, 2024 – $12 million).